Equity - Summary of Capital Surplus (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Equity [abstract]
Additional paid-in capital	$ 24,185.0		$ 24,185.0
From merger	22,804.5		22,804.5
From convertible bonds	8,892.9		8,892.9
From share of changes in equities of subsidiaries	121.5		118.8
From share of changes in equities of associates	282.8		289.2
Donations	29.3		19.2
Total	$ 56,316.0	$ 1,839.8	$ 56,309.6